UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                    as of September 30, 2017 (Unaudited)

Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 29.0%
Consumer Discretionary 2.7%
21st Century Fox America, Inc.:
3.7%, 9/15/2024	30,000	31,132
6.15%, 3/1/2037	20,000	24,743
6.65%, 11/15/2037	40,000	52,606
Carnival Corp., 3.95%, 10/15/2020	25,000	26,334
CBS Corp., 3.7%, 8/15/2024	100,000	102,696
Comcast Corp.:
3.3%, 2/1/2027	15,000	15,207
6.4%, 5/15/2038	80,000	105,535
CVS Health Corp., 2.8%, 7/20/2020	25,000	25,431
Ford Motor Co., 4.75%, 1/15/2043	25,000	24,510
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022	250,000	263,137
General Motors Co.:
3.5%, 10/2/2018	60,000	60,974
4.0%, 4/1/2025	50,000	50,795
General Motors Financial Co., Inc.:
3.1%, 1/15/2019	50,000	50,705
4.2%, 3/1/2021	40,000	41,927
Harley-Davidson, Inc., 4.625%, 7/28/2045	25,000	26,456
Historic TW, Inc., 6.625%, 5/15/2029	4,000	4,990
Home Depot, Inc.:
4.2%, 4/1/2043	50,000	53,300
5.4%, 9/15/2040	25,000	30,938
Hyatt Hotels Corp., 3.375%, 7/15/2023	25,000	25,690
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	53,145
McDonald's Corp., Series I, 6.3%, 10/15/2037	60,000	77,871
NBCUniversal Media LLC, 2.875%, 1/15/2023	25,000	25,411
Newell Brands, Inc., 3.15%, 4/1/2021	100,000	102,304
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	85,785
Target Corp., 7.0%, 1/15/2038	75,000	106,419
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	104,821
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	83,759
Time Warner Cable LLC:
6.75%, 6/15/2039	75,000	89,988
8.75%, 2/14/2019	55,000	59,743
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	85,155
5.35%, 12/15/2043	30,000	32,317
6.1%, 7/15/2040	20,000	23,442
Toyota Motor Credit Corp., 1.7%, 2/19/2019	80,000	79,973
VF Corp., 6.45%, 11/1/2037	15,000	19,929
Viacom, Inc., 6.875%, 4/30/2036	80,000	88,873
Walt Disney Co.:
3.7%, 12/1/2042	55,000	53,552
Series E, 3.75%, 6/1/2021	20,000	21,109
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	40,491
		2,251,193
Consumer Staples 1.7%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	26,048
10.2%, 2/6/2039	53,000	91,957
Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036	200,000	220,507
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	48,111
5.375%, 1/15/2020	100,000	107,607
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	36,038
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	23,695
Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	25,000	27,613
Colgate-Palmolive Co., 2.1%, 5/1/2023	50,000	49,170
Conagra Brands, Inc., 7.125%, 10/1/2026	19,000	23,449
Dr. Pepper Snapple Group, Inc., 2.0%, 1/15/2020	25,000	24,909
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	19,088
Kellogg Co., 4.5%, 4/1/2046	25,000	25,988
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	55,919
Kraft Heinz Foods Co.:
4.375%, 6/1/2046	25,000	24,686
5.0%, 6/4/2042	50,000	53,271
Kroger Co.:
2.65%, 10/15/2026	50,000	45,729
8.0%, 9/15/2029	40,000	52,929
Molson Coors Brewing Co., 5.0%, 5/1/2042	25,000	27,876
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.0%, 3/1/2029	25,000	33,891
PepsiCo, Inc.:
1.7%, 10/6/2021	10,000	9,850
4.25%, 10/22/2044	25,000	26,726
4.5%, 1/15/2020	85,000	90,153
Philip Morris International, Inc., 6.375%, 5/16/2038	20,000	26,643
Sysco Corp., 2.6%, 10/1/2020	50,000	50,735
Tyson Foods, Inc., 5.15%, 8/15/2044	25,000	28,481
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	58,282
5.25%, 9/1/2035	50,000	61,440
5.875%, 4/5/2027	40,000	50,084
Walgreen Co., 5.25%, 1/15/2019	31,000	32,256
		1,453,131
Energy 3.0%
Anadarko Petroleum Corp., 7.95%, 6/15/2039	10,000	13,213
Apache Corp.:
5.25%, 2/1/2042	35,000	37,031
6.0%, 1/15/2037	20,000	23,402
Baker Hughes a GE Co., LLC, 3.2%, 8/15/2021	25,000	25,747
BP Capital Markets PLC:
3.216%, 11/28/2023	50,000	51,220
3.279%, 9/19/2027	40,000	39,961
3.535%, 11/4/2024	35,000	36,109
3.994%, 9/26/2023	55,000	58,660
4.75%, 3/10/2019	25,000	26,069
Buckeye Partners LP:
4.35%, 10/15/2024	15,000	15,447
4.875%, 2/1/2021	25,000	26,539
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	39,834
7.4%, 12/1/2031	15,000	20,340
Canadian Natural Resources Ltd.:
3.45%, 11/15/2021	25,000	25,785
3.85%, 6/1/2027	25,000	25,274
6.45%, 6/30/2033	20,000	23,678
Chevron Corp.:
2.193%, 11/15/2019	20,000	20,188
2.355%, 12/5/2022	40,000	40,051
2.498%, 3/3/2022	45,000	45,374
ConocoPhillips Co., 4.95%, 3/15/2026	25,000	28,181
Devon Energy Corp.:
3.25%, 5/15/2022	15,000	15,177
7.95%, 4/15/2032	10,000	13,092
Devon Financing Co., LLC, 7.875%, 9/30/2031	30,000	39,602
Energy Transfer LP:
4.05%, 3/15/2025	10,000	10,138
4.2%, 4/15/2027	45,000	45,562
6.625%, 10/15/2036	20,000	22,751
Enterprise Products Operating LLC:
3.9%, 2/15/2024	95,000	99,598
Series D, 6.875%, 3/1/2033	20,000	25,240
EOG Resources, Inc.:
4.1%, 2/1/2021	25,000	26,335
5.625%, 6/1/2019	100,000	105,761
Exxon Mobil Corp., 3.043%, 3/1/2026	125,000	127,142
Halliburton Co., 7.45%, 9/15/2039	60,000	84,442
Hess Corp., 7.125%, 3/15/2033	21,000	24,464
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	1,142
7.3%, 8/15/2033	40,000	48,829
Kinder Morgan, Inc., 7.75%, 1/15/2032	10,000	12,850
Marathon Petroleum Corp., 6.5%, 3/1/2041	60,000	72,198
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	56,938
Petroleos Mexicanos:
3.5%, 7/23/2020	100,000	102,100
5.5%, 1/21/2021	40,000	42,680
Plains All American Pipeline LP:
4.5%, 12/15/2026	40,000	40,596
4.65%, 10/15/2025	35,000	36,044
Shell International Finance BV:
2.25%, 1/6/2023	25,000	24,836
2.375%, 8/21/2022	15,000	15,042
2.875%, 5/10/2026	35,000	34,825
6.375%, 12/15/2038	50,000	67,254
Southern Union Co., 8.25%, 11/15/2029	40,000	49,494
Statoil ASA, 5.25%, 4/15/2019	165,000	173,643
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	48,178
Tosco Corp., 8.125%, 2/15/2030	70,000	96,394
Total Capital International SA, 2.75%, 6/19/2021	100,000	102,188
TransCanada PipeLines Ltd.:
3-month USD-LIBOR + 2.210%, 3.525% * , 5/15/2067	20,000	18,494
5.85%, 3/15/2036	30,000	37,109
6.2%, 10/15/2037	40,000	50,797
Valero Energy Corp., 9.375%, 3/15/2019	65,000	71,564
Williams Partners LP, 4.875%, 3/15/2024	60,000	62,794
		2,527,396
Financials 8.1%
Allstate Corp., 5.35%, 6/1/2033	41,000	46,804
American Express Co., 2.65%, 12/2/2022	108,000	108,562
American International Group, Inc.:
3.75%, 7/10/2025	10,000	10,327
3.9%, 4/1/2026	50,000	52,059
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	134,392
AXA SA, 8.6%, 12/15/2030	40,000	57,300
Bank of America Corp.:
2.625%, 10/19/2020	100,000	101,069
4.125%, 1/22/2024	50,000	53,193
Series L, 4.75%, 4/21/2045	50,000	55,034
Series L, 7.625%, 6/1/2019	100,000	109,131
Bank of America NA, 6.0%, 10/15/2036	100,000	127,336
Bank of New York Mellon Corp.:
2.2%, 3/4/2019	75,000	75,400
5.45%, 5/15/2019	35,000	36,981
Bank of Nova Scotia, 1.875%, 4/26/2021	13,000	12,841
Bank One Corp., 7.625%, 10/15/2026	40,000	51,514
Barclays PLC, 3.25%, 1/12/2021	200,000	203,606
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	64,375
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	100,000	101,134
Capital One Financial Corp.:
3.2%, 2/5/2025	100,000	99,942
4.75%, 7/15/2021	25,000	27,013
Charles Schwab Corp., 3.225%, 9/1/2022	25,000	25,635
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	27,729
Citigroup, Inc.:
2.7%, 3/30/2021	150,000	151,672
4.0%, 8/5/2024	50,000	51,761
4.6%, 3/9/2026	50,000	53,232
6.625%, 6/15/2032	60,000	76,388
8.125%, 7/15/2039	40,000	63,268
8.5%, 5/22/2019	80,000	88,259
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	155,000	164,319
Credit Suisse AG New York, 5.3%, 8/13/2019	150,000	158,896
Fifth Third Bancorp., 8.25%, 3/1/2038	40,000	60,815
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	200,000	217,480
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	25,030
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	71,481
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	203,112
5.1%, 4/5/2021	105,000	114,140
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	22,120
JPMorgan Chase & Co.:
3.9%, 7/15/2025	100,000	105,287
4.625%, 5/10/2021	125,000	134,978
4.95%, 6/1/2045	50,000	56,931
6.3%, 4/23/2019	80,000	85,366
KeyCorp, 2.9%, 9/15/2020	50,000	51,058
Lincoln National Corp., 8.75%, 7/1/2019	40,000	44,467
MetLife, Inc.:
3.048%, 12/15/2022	75,000	76,814
3.6%, 4/10/2024	65,000	67,953
4.721%, 12/15/2044	50,000	56,405
6.4%, 12/15/2066	20,000	23,050
Morgan Stanley:
2.5%, 4/21/2021	100,000	100,324
Series F, 5.625%, 9/23/2019	150,000	160,216
6.375%, 7/24/2042	80,000	107,561
7.3%, 5/13/2019	125,000	135,311
Nasdaq, Inc., 3.85%, 6/30/2026	25,000	25,721
National Australia Bank Ltd., 2.0%, 1/14/2019	250,000	250,684
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	36,719
PNC Bank NA, 2.15%, 4/29/2021	250,000	248,978
PNC Financial Services Group, Inc., 6.7%, 6/10/2019	80,000	86,305
Protective Life Corp., 8.45%, 10/15/2039	40,000	59,327
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	24,054
Series D, 6.625%, 12/1/2037	40,000	53,650
Royal Bank of Canada:
2.0%, 10/1/2018	40,000	40,125
2.15%, 3/6/2020	100,000	100,322
2.2%, 9/23/2019	70,000	70,356
2.3%, 3/22/2021	25,000	25,086
4.65%, 1/27/2026	25,000	26,767
State Street Corp., 2.65%, 5/19/2026	25,000	24,388
The Goldman Sachs Group, Inc.:
3.75%, 5/22/2025	50,000	51,407
4.75%, 10/21/2045	50,000	55,603
6.125%, 2/15/2033	40,000	50,234
6.75%, 10/1/2037	150,000	197,894
The Travelers Companies, Inc., 6.25%, 6/15/2037	50,000	66,777
Toronto-dominion Bank, 2.125%, 4/7/2021	100,000	99,715
U.S. Bancorp., 2.95%, 7/15/2022	165,000	168,864
Visa, Inc., 4.3%, 12/14/2045	100,000	110,664
Wells Fargo & Co.:
3.0%, 4/22/2026	50,000	49,112
3.5%, 3/8/2022	100,000	103,863
3.55%, 9/29/2025	100,000	102,480
4.9%, 11/17/2045	50,000	55,772
5.375%, 2/7/2035	75,000	90,068
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	175,026
		6,759,032
Health Care 3.2%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	20,282
4.4%, 11/6/2042	41,000	42,934
4.7%, 5/14/2045	25,000	27,253
Actavis, Inc., 3.25%, 10/1/2022	80,000	82,089
Aetna, Inc., 6.625%, 6/15/2036	41,000	55,571
Allergan Funding SCS:
3.0%, 3/12/2020	100,000	102,093
3.8%, 3/15/2025	100,000	103,851
Amgen, Inc., 5.75%, 3/15/2040	70,000	84,358
Anthem, Inc., 5.85%, 1/15/2036	50,000	60,804
AstraZeneca PLC, 2.375%, 11/16/2020	50,000	50,261
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	76,456
3.25%, 11/12/2020	80,000	82,161
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	86,737
Cardinal Health, Inc.:
3.2%, 6/15/2022	80,000	81,695
4.625%, 12/15/2020	75,000	80,173
Celgene Corp., 4.625%, 5/15/2044	50,000	53,945
Gilead Sciences, Inc.:
4.6%, 9/1/2035	25,000	27,602
4.75%, 3/1/2046	50,000	55,988
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	75,438
Johnson & Johnson, 4.85%, 5/15/2041	80,000	95,325
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	41,590
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	21,256
5.9%, 11/1/2039	20,000	25,188
Medtronic, Inc., 6.5%, 3/15/2039	20,000	27,034
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.2%, 7/1/2055	25,000	26,176
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	26,815
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	105,686
5.85%, 6/30/2039	20,000	26,230
Mylan NV, 3.15%, 6/15/2021	100,000	101,752
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	130,750
Pfizer, Inc., 4.4%, 5/15/2044	25,000	27,600
Pharmacia LLC, 6.6%, 12/1/2028	75,000	97,890
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	79,305
Stryker Corp., 4.625%, 3/15/2046	50,000	54,480
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	100,000	96,280
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	117,042
UnitedHealth Group, Inc., 2.75%, 2/15/2023	230,000	232,530
Wyeth LLC, 5.95%, 4/1/2037	40,000	52,354
		2,634,974
Industrials 2.5%
3M Co., 5.7%, 3/15/2037	20,000	26,188
Boeing Co.:
6.625%, 2/15/2038	40,000	56,387
7.95%, 8/15/2024	50,000	65,764
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	21,284
6.2%, 8/15/2036	95,000	123,894
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	13,260
6.25%, 8/1/2034	10,000	13,166
6.375%, 11/15/2037	20,000	27,389
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	51,184
CSX Corp.:
6.0%, 10/1/2036	80,000	100,115
6.15%, 5/1/2037	40,000	51,196
Deere & Co., 8.1%, 5/15/2030	40,000	58,450
Emerson Electric Co., 5.25%, 10/15/2018	40,000	41,465
Fluor Corp., 3.5%, 12/15/2024	25,000	25,756
GATX Corp., 2.6%, 3/30/2020	25,000	25,228
General Dynamics Corp., 2.25%, 11/15/2022	25,000	25,022
General Electric Co.:
3.1%, 1/9/2023	100,000	104,305
4.125%, 10/9/2042	40,000	42,338
Series A, 6.15%, 8/7/2037	105,000	139,232
Harris Corp., 4.4%, 12/15/2020	50,000	52,704
Honeywell International, Inc.:
2.5%, 11/1/2026	50,000	47,932
3.35%, 12/1/2023	20,000	21,004
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	106,645
John Deere Capital Corp., 2.55%, 1/8/2021	50,000	50,637
Johnson Controls International PLC, 5.0%, 3/30/2020	75,000	79,869
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	67,359
Lockheed Martin Corp.:
2.5%, 11/23/2020	75,000	76,159
4.07%, 12/15/2042	85,000	86,405
Raytheon Co., 4.4%, 2/15/2020	80,000	84,555
Republic Services, Inc., 5.0%, 3/1/2020	80,000	85,339
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	52,165
Union Pacific Corp., 3.646%, 2/15/2024	33,000	34,816
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	46,136
United Technologies Corp., 6.125%, 7/15/2038	50,000	64,269
Waste Management Holdings, Inc., 7.1%, 8/1/2026	80,000	103,741
Western Union Co., 6.2%, 6/21/2040	20,000	21,178
		2,092,536
Information Technology 2.3%
Amazon.com, Inc., 3.8%, 12/5/2024	50,000	53,438
Apple, Inc.:
3.25%, 2/23/2026	200,000	205,439
3.45%, 5/6/2024	190,000	199,229
Cisco Systems, Inc., 5.9%, 2/15/2039	75,000	98,783
Corning, Inc., 5.75%, 8/15/2040	20,000	23,821
Dell International LLC, 144A, 4.42%, 6/15/2021	150,000	157,487
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	50,000	52,995
Intel Corp., 4.9%, 7/29/2045	55,000	65,722
International Business Machines Corp.:
6.5%, 1/15/2028	105,000	134,578
7.625%, 10/15/2018	200,000	212,138
Microsoft Corp.:
1.55%, 8/8/2021	35,000	34,382
2.4%, 8/8/2026	100,000	96,656
3.625%, 12/15/2023	65,000	69,214
3.7%, 8/8/2046	50,000	50,422
4.2%, 6/1/2019	80,000	83,440
4.875%, 12/15/2043	40,000	46,658
Oracle Corp.:
3.4%, 7/8/2024	55,000	57,279
5.0%, 7/8/2019	20,000	21,129
5.375%, 7/15/2040	110,000	136,555
6.125%, 7/8/2039	80,000	106,668
		1,906,033
Materials 1.1%
Dow Chemical Co., 5.25%, 11/15/2041	40,000	45,095
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	96,070
4.625%, 1/15/2020	50,000	52,983
5.6%, 12/15/2036	50,000	59,493
Monsanto Co.:
5.5%, 8/15/2025	20,000	22,788
Series 1, 5.5%, 7/30/2035	50,000	57,048
Newmont Mining Corp., 5.875%, 4/1/2035	15,000	17,638
Nucor Corp., 6.4%, 12/1/2037	20,000	25,929
Potash Corp. of Saskatchewan, Inc.:
4.875%, 3/30/2020	25,000	26,370
6.5%, 5/15/2019	80,000	85,200
Praxair, Inc., 4.5%, 8/15/2019	60,000	62,906
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	25,180
6.125%, 12/15/2033	41,000	51,413
Southern Copper Corp., 6.75%, 4/16/2040	75,000	92,036
Vale Overseas Ltd., 6.875%, 11/21/2036	55,000	62,975
WestRock MWV LLC, 7.95%, 2/15/2031	80,000	111,171
		894,295
Real Estate 0.6%
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	85,513
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	175,877
HCP, Inc.:
(REIT), 3.4%, 2/1/2025	130,000	129,549
(REIT), 4.25%, 11/15/2023	60,000	63,677
Weyerhaeuser Co., (REIT), 6.875%, 12/15/2033	25,000	32,406
		487,022
Telecommunication Services 1.5%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	36,344
AT&T, Inc.:
3.4%, 5/15/2025	135,000	133,164
4.25%, 3/1/2027	45,000	46,317
6.0%, 8/15/2040	15,000	16,895
6.3%, 1/15/2038	5,000	5,883
6.375%, 3/1/2041	45,000	52,689
6.4%, 5/15/2038	16,000	19,117
British Telecommunications PLC, 9.125%, 12/15/2030	60,000	90,805
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	55,622
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	48,619
Orange SA, 5.375%, 7/8/2019	125,000	132,269
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	52,984
Verizon Communications, Inc.:
2.625%, 8/15/2026	55,000	51,649
2.946%, 3/15/2022	25,000	25,424
144A, 3.376%, 2/15/2025	221,000	221,768
4.672%, 3/15/2055	145,000	138,127
4.812%, 3/15/2039	32,000	33,034
Vodafone Group PLC:
6.15%, 2/27/2037	40,000	48,865
6.25%, 11/30/2032	65,000	79,190
		1,288,765
Utilities 2.3%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	59,554
6.125%, 5/15/2038	42,000	53,623
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	128,361
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	71,894
Series 08-B, 6.75%, 4/1/2038	40,000	56,126
Dominion Energy, Inc., Series F, 5.25%, 8/1/2033	40,000	45,785
DTE Electric Co., 5.7%, 10/1/2037	40,000	50,031
Duke Energy Carolinas LLC:
3.9%, 6/15/2021	100,000	105,703
6.05%, 4/15/2038	65,000	85,755
Duke Energy Florida LLC, 3.1%, 8/15/2021	100,000	103,361
Duke Energy Florida Project Finance LLC, Series 2026, 2.538%, 9/1/2031	50,000	47,736
Entergy Louisiana LLC, 3.05%, 6/1/2031	50,000	48,358
Exelon Corp., 5.625%, 6/15/2035	20,000	24,067
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	111,362
Florida Power & Light Co.:
3.25%, 6/1/2024	50,000	51,558
4.95%, 6/1/2035	40,000	46,528
5.65%, 2/1/2037	39,000	49,327
KeySpan Corp., 8.0%, 11/15/2030	40,000	53,641
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	33,822
Northern States Power Co., 6.25%, 6/1/2036	40,000	52,817
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	95,853
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	49,094
6.05%, 3/1/2034	25,000	32,558
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	24,275
5.795%, 3/15/2040	20,000	25,670
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	48,632
Sempra Energy, 6.0%, 10/15/2039	50,000	63,209
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	58,304
6.65%, 4/1/2029	40,000	51,723
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	49,671
Southern Co., 2.95%, 7/1/2023	25,000	25,127
Southern Co. Gas Capital Corp., 3.5%, 9/15/2021	25,000	25,818
United Utilities PLC, 5.375%, 2/1/2019	25,000	26,017
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	67,161
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	39,953
		1,962,474
Total Corporate Bonds (Cost $22,534,641)		24,256,851
Mortgage-Backed Securities Pass-Throughs 28.1%
Federal Home Loan Mortgage Corp.:
2.5%, 3/1/2027	174,526	177,064
3.0%, with various maturities from 11/1/2026 until 1/1/2047	2,198,991	2,226,801
3.5%, with various maturities from 8/1/2027 until 3/1/2046	1,608,384	1,664,607
4.0%, with various maturities from 1/1/2020 until 8/1/2042	715,748	760,740
4.5%, with various maturities from 1/1/2020 until 9/1/2041	343,524	367,344
5.0%, with various maturities from 12/1/2017 until 6/1/2036	389,739	425,391
5.5%, with various maturities from 6/1/2020 until 1/1/2038	195,399	215,328
6.0%, with various maturities from 9/1/2021 until 2/1/2038	291,849	326,907
6.5%, with various maturities from 6/1/2034 until 8/1/2036	73,066	81,442
7.0%, with various maturities from 12/1/2024 until 12/1/2026	7,611	7,940
7.5%, with various maturities from 5/1/2024 until 6/1/2027	779	781
Federal National Mortgage Association:
2.5%, with various maturities from 5/1/2028 until 11/1/2036	981,770	989,365
3.0%, with various maturities from 1/1/2027 until 10/1/2046	2,549,102	2,579,297
3.5%, with various maturities from 12/1/2026 until 1/1/2046	3,241,393	3,354,731
12-month USD-LIBOR + 1.750%, 3.54% * , 5/1/2041	26,677	27,945
4.0%, with various maturities from 12/1/2020 until 3/1/2042	1,554,342	1,647,604
4.5%, with various maturities from 2/1/2020 until 6/1/2042	720,092	778,900
5.0%, with various maturities from 12/1/2023 until 9/1/2041	304,343	332,044
5.5%, with various maturities from 8/1/2019 until 12/1/2038	283,817	313,325
6.0%, with various maturities from 5/1/2018 until 11/1/2037	190,035	215,224
6.5%, with various maturities from 1/1/2018 until 1/1/2038	137,386	154,836
7.0%, with various maturities from 7/1/2029 until 6/1/2038	88,648	100,057
7.5%, with various maturities from 1/1/2024 until 4/1/2028	3,945	4,519
8.0%, with various maturities from 12/1/2021 until 11/1/2031	9,030	9,890
8.5%, 12/1/2025	217	218
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 12/20/2046	1,863,031	1,894,174
3.5%, with various maturities from 10/20/2041 until 8/20/2045	1,758,988	1,833,076
4.0%, with various maturities from 11/15/2024 until 2/20/2046	1,363,901	1,443,553
4.5%, with various maturities from 5/15/2039 until 1/20/2041	581,350	628,422
5.0%, with various maturities from 10/20/2035 until 8/20/2042	396,457	434,312
5.5%, with various maturities from 9/15/2033 until 10/20/2040	141,063	157,615
6.0%, with various maturities from 2/15/2029 until 12/15/2038	172,881	195,844
6.5%, with various maturities from 8/20/2032 until 10/20/2037	121,455	140,636
7.5%, 8/15/2031	1,221	1,261
8.0%, with various maturities from 7/15/2022 until 3/15/2032	22,471	26,898
Total Mortgage-Backed Securities Pass-Throughs (Cost $23,286,434)		23,518,091
Asset-Backed 0.6%
Automobile Receivables 0.3%
Carmax Auto Owner Trust, "A3", Series 2017-1, 1.98%, 11/15/2021	100,000	100,221
Hyundai Auto Receivables Trust, "A3", Series 2016-B, 1.29%, 4/15/2021	125,000	124,030
		224,251
Credit Card Receivables 0.3%
Chase Issuance Trust:
"A4", Series 2016-A4, 1.49%, 7/15/2022	100,000	98,758
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	99,856
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	99,676
		298,290
Total Asset-Backed (Cost $509,976)		522,541
Commercial Mortgage-Backed Securities 1.9%
Citigroup Commercial Mortgage Trust, "A4", Series 2017-P7, 3.712%, 4/14/2050	100,000	104,861
Commercial Mortgage Trust:
"A5", Series 2014-LC17, 3.917%, 10/10/2047	100,000	105,988
"A4", Series 2013-CR9, 4.231% *, 7/10/2045	186,000	201,820
Fannie Mae-Aces:
"A2", Series 2011-M5, 2.94%, 7/25/2021	98,040	100,630
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	104,499
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K019, 1.459%, 9/25/2021	48,519	48,124
"A1", Series K025, 1.875%, 4/25/2022	70,176	69,951
"A2", Series K020, 2.373%, 5/25/2022	100,000	100,721
"A2", Series K017, 2.873%, 12/25/2021	100,000	102,602
"A2", Series K041, 3.171%, 10/25/2024	100,000	103,863
GS Mortgage Securities Trust, "A4", Series 2016-GS2, 3.05%, 5/10/2049	50,000	49,959
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	107,573
JPMorgan Chase Commercial Mortgage Securities Trust, "A5", Series 2015-JP1, 3.914%, 1/15/2049	100,000	106,219
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	171,760	177,899
WFRBS Commercial Mortgage Trust, "A5", Series 2014-C19, 4.101%, 3/15/2047	100,000	106,889
Total Commercial Mortgage-Backed Securities (Cost $1,586,571)		1,591,598
Government & Agency Obligations 39.8%
Other Government Related (a) 2.3%
European Investment Bank:
1.125%, 8/15/2019	500,000	495,446
4.875%, 2/15/2036	65,000	83,921
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	40,000	48,874
Inter-American Development Bank:
1.0%, 5/13/2019	250,000	247,388
3.875%, 9/17/2019	210,000	218,924
International Bank for Reconstruction & Development:
1.375%, 5/24/2021	250,000	245,513
4.75%, 2/15/2035	20,000	25,055
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 4/18/2036	210,000	120,561
2.375%, 8/25/2021	165,000	167,627
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	199,262
6.625%, 6/15/2035	40,000	43,100
		1,895,671
Sovereign Bonds 2.4%
Export-Import Bank of Korea, 1.75%, 5/26/2019	200,000	198,444
Japan Bank for International Cooperation, 1.875%, 4/20/2021	200,000	197,707
Province of Ontario:
4.0%, 10/7/2019	100,000	104,239
4.4%, 4/14/2020	100,000	106,075
Province of Quebec, Series NN, 7.125%, 2/9/2024	80,000	99,996
Republic of Colombia, 4.5%, 1/28/2026	200,000	213,600
Republic of Italy, 5.375%, 6/15/2033	80,000	91,980
Republic of Panama, 5.2%, 1/30/2020	100,000	107,300
Republic of Peru, 7.35%, 7/21/2025	115,000	150,995
Republic of Philippines, 5.5%, 3/30/2026	200,000	238,697
Republic of Poland, 6.375%, 7/15/2019	165,000	178,180
State of Israel, 5.125%, 3/26/2019	100,000	104,851
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	230,736
		2,022,800
U.S. Government Sponsored Agencies 2.3%
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	418,292
3.75%, 3/27/2019	622,000	642,578
6.25%, 7/15/2032	100,000	140,602
6.75%, 9/15/2029	3,000	4,212
Federal National Mortgage Association:
6.25%, 5/15/2029	105,000	141,397
7.125%, 1/15/2030	41,000	59,483
7.25%, 5/15/2030	164,000	241,975
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	242,597
		1,891,136
U.S. Treasury Obligations 32.8%
U.S. Treasury Bonds:
2.25%, 8/15/2046	250,000	219,814
2.5%, 5/15/2046	100,000	92,922
2.875%, 8/15/2045	250,000	251,074
3.0%, 5/15/2045	850,000	875,234
3.0%, 11/15/2045	175,000	180,011
3.0%, 2/15/2047	250,000	257,158
3.625%, 8/15/2043	250,000	286,895
3.875%, 8/15/2040	161,000	191,439
4.25%, 5/15/2039	506,000	632,994
4.5%, 8/15/2039	277,000	358,142
4.625%, 2/15/2040	154,000	202,684
6.0%, 2/15/2026	66,000	85,011
6.25%, 8/15/2023	486,000	599,299
7.25%, 8/15/2022	341,000	425,464
U.S. Treasury Notes:
1.125%, 6/30/2021	500,000	488,438
1.125%, 8/31/2021	500,000	487,344
1.25%, 1/31/2020	1,000,000	993,438
1.25%, 3/31/2021	350,000	344,326
1.5%, 7/15/2020	2,500,000	2,493,164
1.5%, 8/15/2026	1,000,000	936,367
1.625%, 5/15/2026	450,000	426,832
1.75%, 12/31/2020	2,500,000	2,504,687
1.75%, 3/31/2022	90,000	89,490
1.75%, 5/31/2022	1,000,000	993,477
1.75%, 9/30/2022 (b)	1,500,000	1,496,367
1.875%, 1/31/2022	1,000,000	1,000,508
1.875%, 2/28/2022	500,000	500,156
1.875%, 3/31/2022	1,000,000	999,688
1.875%, 8/31/2024	1,000,000	982,188
2.0%, 11/15/2021	322,000	324,490
2.0%, 2/15/2022	143,000	143,933
2.0%, 2/15/2025	400,000	394,531
2.125%, 8/15/2021	519,000	525,629
2.125%, 7/31/2024	1,000,000	998,555
2.125%, 5/15/2025	1,000,000	993,516
2.25%, 11/15/2024	500,000	502,461
2.25%, 11/15/2025	500,000	499,980
2.25%, 8/15/2027	500,000	496,602
2.625%, 11/15/2020	1,000,000	1,029,414
2.75%, 11/15/2023	500,000	519,688
2.75%, 2/15/2024	250,000	259,648
3.375%, 11/15/2019	482,000	500,828
3.625%, 2/15/2020	822,000	861,880
		27,445,766
Total Government & Agency Obligations (Cost $32,411,686)		33,255,373
Municipal Bonds and Notes 0.9%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	89,601
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	101,073
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	53,351
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	25,272
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	91,102
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	48,166
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,436
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	87,913
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	53,526
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	47,495
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	51,665
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	42,381
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	50,471
Total Municipal Bonds and Notes (Cost $657,093)		766,452
	Shares	Value ($)
Cash Equivalents 3.5%
Deutsche Central Cash Management Government Fund, 1.06% (c) (Cost $2,937,682)	2,937,682	2,937,682
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $83,924,083)	103.8	86,848,588
Other Assets and Liabilities, Net	(3.8)	(3,144,982)
Net Assets	100.0	83,703,606

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Government-backed debt issued by financial companies or government sponsored enterprises.
(b) When-issued security.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offering Rate
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Corporate Bonds	$—	$24,256,851	$—	$24,256,851
Mortgage-Backed Securities Pass-Throughs	—	23,518,091	—	23,518,091
Asset-Backed	—	522,541	—	522,541
Commercial Mortgage-Backed Securities	—	1,591,598	—	1,591,598
Government & Agency Obligations	—	33,255,373	—	33,255,373
Municipal Bonds and Notes	—	766,452	—	766,452
Short-Term Investments	2,937,682	—	—	2,937,682
Total	$2,937,682	$83,910,906	$—	$86,848,588

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017